OTHER FINANCIAL ASSETS - Disclosure of other financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other financial assets, current	$ 27,795	$ 5,057
Other financial assets, long-term	959	7,896
Marketable securities [Member]
Disclosure of financial assets [line items]
Other financial assets, current	895	1,333
Copper price options [Member]
Disclosure of financial assets [line items]
Other financial assets, current	26,568	3,724
Fuel call options [Member]
Disclosure of financial assets [line items]
Other financial assets, current	332	0
Investment in private companies [Member]
Disclosure of financial assets [line items]
Other financial assets, long-term	500	1,200
Reclamation deposits [Member]
Disclosure of financial assets [line items]
Other financial assets, long-term	$ 459	$ 6,696